UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafalgar Asset Managers Limited

Address:  66 Chiltern Street
          London X0W1U4JT
          United Kingdom

13F File Number: 028-11791


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Morag Law
Title:    Chief Operating Officer
Phone:    +44-0-20-7563-9401


Signature, Place and Date of Signing:


   /s/ Morag Law               London, United Kingdom        November 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  78

Form 13F Information Table Value Total:  $286,487
                                        (thousands)



                                                    FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE
                                   OF                         VALUE    SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   CLASS           CUSIP       (X$1000)  PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
ABN AMRO HLDG NV                 SPONSORED ADR   000937102     213       4067  SH         sole         none      4067
ABX AIR INC                      COM             00080S101    2598     366400  SH         sole         none    366400
ACXIOM CORP                      COM             005125109     648      32600  SH         sole         none     32600
ALCAN INC                        COM             013716105   17754     177680  SH         sole         none    177680
ALCOA INC                        COM             013817101    3900     100000  SH         sole         none    100000
ALLIANCE DATA SYSTEMS CORP       COM             018581108    4460      57500  SH         sole         none     57500
ALTRIA GROUP INC                 COM             02209S103     417       6000  SH         sole         none      6000
AMERICAN COMMERCIAL LINES        COM NEW         25195207      420      17500  SH         sole         none     17500
ARCHSTONE SMITH TR               COM             039583109     300       5000  SH         sole         none      5000
AVAYA INC                        COM             053499109    1198      70655  SH         sole         none     70655
BAUSCH & LOMB INC                COM             071707103   12791     199925  SH         sole         none    199925
BRONCO DRILLING CO INC           COM             112211107     212      14000  SH         sole         none     14000
BURLINGTON NORTHERN SANTA FE C   COM             12189T104    1448      17700  SH         sole         none     17700
CAPITAL ONE FINL CORP            COM             14040H105    1369      20500  SH         sole         none     20500
CARDIOME PHARMA CORP             COM NEW         14159U202     137      15000  SH         sole         none     15000
CARPENTER TECHNOLOGY CORP        COM             144285103     497       3750  SH         sole         none      3750
CASTLE A M & CO                  COM             148411101     238       7000  SH         sole         none      7000
CENTEX CORP                      COM             152312104     928      35300  SH         sole         none     35300
CERIDIAN CORP NEW                COM             156779100    3990     116000  SH         sole         none    116000
CHEMTURA CORP                    COM             163893100     225      25000  SH         sole         none     25000
CHINA PETE & CHEM CORP           SPON ADR H SHS  16941R108    2293      18355  SH         sole         none     18355
CLEAR CHANNEL COMMUNICATIONS     COM             184502102   22410     600000  SH         sole         none    600000
COMCAST CORP NEW                 CL A            20030N101    2110      87000  SH         sole         none     87000
COMFORT SYS USA INC              COM             199908104     390      27600  SH         sole         none     27600
CREE INC                         COM             225447101     316      10000  SH         sole         none     10000
CSX CORP                         COM             126408103     853      20000  SH         sole         none     20000
EXCEL MARITIME CARRIERS LTD      COM             V3267N107     393       7000  SH         sole         none      7000
FINISH LINE INC                  CL A            317923100     174      37000  SH         sole         none     37000
FORDING CDN COAL TR              TR UNIT         345425102     672      17500  SH         sole         none     17500
FRONTIER OIL CORP                COM             35914P105     315       7500  SH         sole         none      7500
GARDNER DENVER INC               COM             365558105     264       6700  SH         sole         none      6700
GENESCO INC                      COM             371532102    1529      33600  SH         sole         none     33600
GUITAR CTR MGMT INC              COM             402040109    1175      19885  SH         sole         none     19885
HARMAN INTL INDS INC             COM             413086109    1458      17550  SH         sole         none     17550
HARRAHS ENTMT INC                COM             413619107    3198      36800  SH         sole         none     36800
HILTON HOTELS CORP               COM             432848109    3726      80000  SH         sole         none     80000
HUANENG PWR INTL INC             SPON ADR H SHS  443304100    2268      42785  SH         sole         none     42785
HUNTSMAN CORP                    COM             447011107    3857     146000  SH         sole         none    146000
HURCO COMPANIES INC              COM             447324104     344       6000  SH         sole         none      6000
HUTCHISON TELECOMM INTL LTD      SPONSORED ADR   44841T107    1349      63700  SH         sole         none     63700
INTL SECS EXCHANGE HLDGS INC     CL A            46031W204    5743      86500  SH         sole         none     86500
ISHARES SILVER TRUST             ISHARES         46428Q109     846       6300  SH         sole         none      6300
ISHARES TR                       FTSE XNHUA IDX  464287184    7284      40000  SH         sole         none     40000
JEFFERIES GROUP INC NEW          COM             472319102     224       8000  SH         sole         none      8000
JONES APPAREL GROUP INC          COM             480074103     529      25000  SH         sole         none     25000
LEAR CORP                        COM             521865105    2759      83465  SH         sole         none     83465
LENNAR CORP                      CL A            526057104     977      43400  SH         sole         none     43400
LEVEL 3 COMMUNICATIONS INC       COM             52729N100     191      40000  SH         sole         none     40000
LUNDIN MINING CORP               COM             550372106     484      37400  SH         sole         none     37400
LYONDELL CHEMICAL CO             COM             552078107    3927      85000  SH         sole         none     85000
MANOR CARE INC NEW               COM             564055101    2061      32000  SH         sole         none     32000
MINEFINDERS LTD                  COM             602900102     290      28000  SH         sole         none     28000
NAVTEQ CORP                      COM             63936L100     270       3500  SH         sole         none      3500
NORFOLK SOUTHERN CORP            COM             655844108     276       5300  SH         sole         none      5300
NORTHWESTERN CORP                COM NEW         668074305    4267     156400  SH         sole         none    156400
NOVAGOLD RESOURCES INC           COM NEW         66987E206    8169     516050  SH         sole         none    516050
NUVEEN INVTS INC                 CL A            67090F106    2396      38800  SH         sole         none     38800
NYSE EURONEXT                    COM             629491101    1017      12750  SH         sole         none     12750
PATTERSON UTI ENERGY INC         COM             703481101     364      16000  SH         sole         none     16000
PETROCHINA CO LTD                SPONSORED ADR   71646E100     742       4000  SH         sole         none      4000
PROVIDENT ENERGY TR              TR UNIT         74386K104     188      15000  SH         sole         none     15000
RETAIL HOLDRS TR                 DEP RCPT        76127U101   35143     350900  SH         sole         none    350900
REUTERS GROUP PLC                SPONSORED ADR   76132M102    1822      23000  SH         sole         none     23000
SCHLUMBERGER LTD                 COM             806857108     609       5800  SH         sole         none      5800
SELECT SECTOR SPDR TR            SBI INT-FINL    81369Y605   35838    1040000  SH         sole         none   1040000
SLM CORP                         COM             78442P106    6373     129737  SH         sole         none    129737
SPDR TR                          UNTI SER 1      78462F103   37095     242310  SH         sole         none    242310
SPECTRUM PHARMACEUTICALS INC     COM             84763A108     222      50000  SH         sole         none     50000
STREETTRACKS GOLD TR             GOLD SHS        863307104     872      12000  SH         sole         none     12000
SUNCOR ENERGY INC                COM             867229106     429       4500  SH         sole         none      4500
TERRA INDS INC                   COM             880915103     314      10000  SH         sole         none     10000
TOPPS INC                        COM             890786106     968     100000  SH         sole         none    100000
TXU CORP                         COM             873168108    7247     106000  SH         sole         none    106000
VODAFONE GROUP PLC NEW           SPONS ADR NEW   92857W209    4032     110393  SH         sole         none    110393
VULCAN MATLS CO                  COM             929160109    4220      47300  SH         sole         none     47300
WARNER MUSIC GROUP CORP          COM             934550104    2154     215600  SH         sole         none    215600
WELLS FARGO & CO NEW             COM             949746101    1909      53000  SH         sole         none     53000
XM SATELLITE RADIO HLDGS INC     CL A            983759101    1400     100000  SH         sole         none    100000



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